Discontinued Operations (Notes)	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations

The operating results of the Company's telecom systems business acquired as part of ITC^DeltaCom have been separately presented as discontinued operations for all periods presented. On August 2, 2013, the Company sold its ITC^DeltaCom telecom systems business. Upon disposition of the ITC^DeltaCom telecom systems business, the Company will have no significant continuing involvement in the operations or significant continuing direct cash flows. This business has been classified as held for sale as of June 30, 2013 and reported as discontinued operations for all periods presented. The telecom systems results of operations were previously included in the Company's Business Services segment.

The following table presents summarized results of operations related to discontinued operations for years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,,
	2010	2011	2012
	(in thousands)
Revenues	$1,008	$13,561	$13,842
Operating costs and expenses	1,164	18,096	17,860
Income tax benefit	63	1,829	1,600
Loss from discontinued operations, net of tax	$(93)	$(2,706)	$(2,418)